INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Federal net operating loss carried forward	$ 24,600,000
Federal net operating loss offset against taxable income	14,000,000
Franchise fees	$ 4,000
Corporate tax rate	21.00%	21.00%
Net increases in valuation allowance	$ 1,267,000	$ 894,000
ISRAEL
Effective Income Tax Rate Reconciliation [Line Items]
Corporate tax rate	23.00%	23.00%
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carry forward	$ 39,000,000
Operating loss carryforwards expiration term	20 years
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carry forward	$ 5,900,000